RELATED PARTY TRANSACTIONS - Due from related parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Due from related parties	$ 366,761	$ 341,846
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Related Party
RELATED PARTY TRANSACTIONS
Percent of other receivables collected	82.10%
Proceeds from collection of other receivables	$ 301,210
Related Party | Qinghai Chengchuang Ideal Trading Co. Ltd.
RELATED PARTY TRANSACTIONS
Due from related parties	237,230
Related Party | Anhui New Yalian Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Due from related parties	63,981	$ 109,862
Related Party | Shanghai Mingzhe Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Due from related parties		218,404
Related Party | Others
RELATED PARTY TRANSACTIONS
Due from related parties	$ 65,550	$ 13,580